SHARE CAPITAL - 10Q (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013 Director	Dec. 31, 2012 Director	Dec. 31, 2011
Shareholders [Line Items]
Number of years for share rights to terminate	4 years
Number of years for share rights to not terminate	2 years
Period considered for moving average price of common stock	180 days	180 days
Shares outstanding (in shares)	140,419,487	140,419,487	30,011,628
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Ownership percentage by noncontrolling owners (in hundredths)	87.90%	87.90%
Number of directors required for approval	6	6
Original Shareholders [Member]
Shareholders [Line Items]
Stock issued (in shares)	7,864,085	7,864,085
Original Shareholders [Member] | One Vote [Member]
Shareholders [Line Items]
Number of votes per share	1	1
Stock issued (in shares)	150,719	150,719
Original Shareholders [Member] | Seven Votes [Member]
Shareholders [Line Items]
Number of votes per share	7	7
Stock issued (in shares)	7,716,366	7,713,366
Inversiones Los Avellanos S.A. [Member]
Shareholders [Line Items]
Stock issued (in shares)		4,735,517
Shares outstanding (in shares)		7,713,366
Ownership percentage by noncontrolling owners (in hundredths)		3.40%
Sparrow Company [Member]
Shareholders [Line Items]
Stock issued (in shares)	93,940,000	93,940,000
Ownership percentage by noncontrolling owners (in hundredths)	66.90%	66.90%
Sparrow CI Sub Ltd [Member]
Shareholders [Line Items]
Stock issued (in shares)	16,060,000	16,060,000
Ownership percentage by noncontrolling owners (in hundredths)	11.40%	11.40%
Los Avellanos Ltd [Member]
Shareholders [Line Items]
Stock issued (in shares)	4,735,517
Ownership percentage by noncontrolling owners (in hundredths)	3.40%
Hazels (Bahamas) Investments Inc. [Member]
Shareholders [Line Items]
Stock issued (in shares)	3,128,568	3,128,568
Ownership percentage by noncontrolling owners (in hundredths)	2.20%	2.20%